Commitments and Contingencies - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended							0 Months Ended
	May 25, 2010 EUR (€)	Mar. 31, 2007 USD ($)	Feb. 28, 2002 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2002 USD ($)	Sep. 19, 2008 Trust	Dec. 05, 2002 USD ($)	Feb. 03, 2014 Subsequent Event [Member]	Feb. 03, 2014 WRG Asbestos PI Trust and WRG Asbestos PD Trust [Member] Subsequent Event [Member] USD ($)
Commitments And Contingencies Disclosure [Abstract]
Settlement agreement pre-tax charge								$ 850
Charge covering a cash payment that will be required to make under Settlement agreement upon the effectiveness of an appropriate plan of reorganization								513
Percentage of annual interest that accrues on Settlement agreement charges from December 21, 2002 to the date of payment								5.50%
Accrued interest compounded annually included in Settlement agreement and related accrued interest				412		364
Non - cash charges at fair value market								322
Original number of shares expect to be issued under Settlement agreement		9,000,000
Adjustment of company's common stock that is charged and expected to be issued under settlement agreement		To eighteen million shares due to our two-for-one stock split in March 2007
Original number of shares expected to be issued under settlement agreement, adjusted		18,000,000										18,000,000
Amount per common share pre-split										$ 35.72
Amount per common share post-split										$ 17.86
Par value of common stock reserved for issuance related to the Settlement agreement		0.9						0.9
Excess of the aggregate fair value market over aggregated par value of common shares								321
Legal and related fees related to Settlement agreement								16
Cash payments under settlement agreement												929.7
Registration rights agreement dated											Feb. 03, 2014
Description of Registration Rights Agreement											The Company will be required to use reasonable best efforts to prepare and file with the SEC a shelf registration statement covering resales of the Settlement Shares on or prior to 60 days after the Effective Date
Number of days for filing shelf registration statement covering resales of Settlement Shares											60 days
Establishment of asbestos trust under Section 524(g)									2
Charges accrued for potential liabilities			172
Repayment of grant monies paid	5			14	10
Principal contractual obligations including agreements to purchase an estimated amount of goods, including raw materials, or services				434.3
Net rental expense				$ 79		$ 84	$ 52